Fair Value of Financial Instruments - Summary of Fair Value of Financial Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring Basis
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Current portion of long-term debt	$ 8,650	$ 10,325